Tangible assets - Leased out under an operating lease (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases		€ 19,221	€ 6,550
Variable lease payments	€ 0	24	€ 26	€ 21
Santander Consumer USA Holdings Inc. | Vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases		€ 14,779